Annual Total Returns - FidelityEquity-IncomeFund-RetailPRO - FidelityEquity-IncomeFund-RetailPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return 2014	8.68%
Annual Return 2015	(3.52%)
Annual Return 2016	17.38%
Annual Return 2017	13.36%
Annual Return 2018	(8.41%)
Annual Return 2019	27.90%
Annual Return 2020	6.78%
Annual Return 2021	24.38%
Annual Return 2022	(5.07%)
Annual Return 2023	10.60%